Transaction with Related Parties, Pavimar S.A. (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 18, 2024	Oct. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with Related Party [Abstract]
Management fees			$ 440	$ 274	$ 274
Due from manager			0	207
Related Party [Member] | Pavimar S.A. [Member] | Ship Management Agreement [Member]
Transactions with Related Party [Abstract]
Management fees	$ 68		$ 13	274	$ 274
Additional period for payment of management fee after termination of agreement			3 months
Due from manager			$ 0	207
Related Party [Member] | Pavimar S.A. [Member] | Services Agreement [Member]
Transactions with Related Party [Abstract]
Service agreement fee		$ 12
Related Party [Member] | Pavimar S.A. [Member] | Services Agreement [Member] | General and Administrative Expense [Member]
Transactions with Related Party [Abstract]
Service agreement fee			$ 1	$ 3